DESCRIPTION OF BUSINESS	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

InspireMD, Inc. (formerly Saguaro Resources, Inc.), a Delaware corporation (the "Company"), was formed on February 29, 2008. On March 28, 2011, the Company changed its name to InspireMD, Inc. in connection with a share exchange transaction between the Company, InspireMD Ltd., a limited company incorporated under the laws of the State of Israel in April 2005, and the shareholders of InspireMD Ltd.

On December 19, 2012, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company's Amended and Restated Certificate of Incorporation to effect a one-for-four reverse stock split of its common stock (the "Reverse Stock Split"), which decreased the number of issued and outstanding shares of common stock from approximately 72.1 million shares to approximately 18.0 million shares. The Company's authorized common stock was not affected by the Reverse Stock Split. All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented.

The Company has had recurring losses and negative cash flows from operating activities and has significant future commitments. For the six months ended December 31, 2012, the Company had losses of approximately $9.4 million and negative cash flows from operating activities of approximately $5.8 million. The Company's management believes that its financial resources as of December 31, 2012 should enable it to continue funding the negative cash flows from operating activities through the three months ended September 30, 2013. Furthermore, commencing October 2013, the Company's senior secured convertible debentures (the "2012 Convertible Debentures") are subject to a non-contingent redemption option that could require the Company to make a payment of $13.3 million, including accrued interest. Since the Company expects to continue incurring negative cash flows from operations and in light of the cash requirement in connection with the 2012 Convertible Debentures, there is substantial doubt about the Company's ability to continue operating as a going concern. These financial statements include no adjustments of the values of assets and liabilities and the classification thereof, if any, that will apply if the Company is unable to continue operating as a going concern.

The Company will need to raise further capital at some future point in time, through the sale of additional equity securities or debt. The Company's future capital requirements and the adequacy of the Company's available funds will depend on many factors, including the Company's ability to successfully commercialize the Company's MGuardTM products, development of future products, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement the Company's product offerings. However, the Company may be unable to raise sufficient additional capital when the Company needs it or with favorable terms. The terms of any securities issued by the Company in future financings may be more favorable to new investors, and may include preferences, superior voting rights and the issuance of warrants or other derivative securities, which may have a further dilutive effect on the holders of the Company's securities then outstanding. If the Company is unable to obtain adequate funds on reasonable terms, the Company will need to curtail operations significantly, including possibly postponing or halting the Company's Unites States of America ("U.S.") Food and Drug Administration clinical trials or entering into financing agreements with unattractive terms.

NOTE 1 - DESCRIPTION OF BUSINESS

InspireMD, Inc., formerly Saguaro Resources, Inc., (the "Company"), a public company, is a Delaware corporation formed on February 29, 2008. On March 28, 2011, the Company changed its name to InspireMD, Inc.

On December 29, 2010, the Company entered into a Share Exchange Agreement (the "Exchange Agreement") by and among the Company and InspireMD Ltd., a limited company incorporated under the laws of the State of Israel in April 2005. Subsequent to the date of execution of the Exchange Agreement, shareholders of InspireMD Ltd., holding 91.7% of InspireMD Ltd.'s issued and outstanding ordinary shares, executed a joinder to the Exchange Agreement and became parties thereto (the "InspireMD Shareholders"). Pursuant to the Exchange Agreement, on March 31, 2011, the InspireMD Shareholders transferred all of their ordinary shares in InspireMD Ltd. to the Company in exchange for 11,617,977 newly issued shares of common stock of the Company (the "Initial Share Exchange"). In addition, the remaining holders of InspireMD Ltd.'s ordinary shares separately transferred all of their ordinary shares of InspireMD Ltd. to the Company, in exchange for an aggregate of 1,048,689 newly issued shares of common stock of the Company (the "Follow Up Share Exchange") and, together with the Initial Share Exchange, the "Share Exchange"). As a result of the Share Exchange, InspireMD Ltd. became a wholly owned subsidiary of the Company.

The Share Exchange was accounted for as a reverse recapitalization, equivalent to the issuance of stock by InspireMD Ltd. for the net monetary assets of the Company. Accordingly, the historical financial statements of the Company reflect the historical operations and financial statements of InspireMD Ltd.

The Company, together with its subsidiaries, is a medical device company focusing on the development and commercialization of its proprietary stent platform technology, MGuardTM. MGuardTM provides embolic protection in stenting procedures by placing a micron mesh sleeve over a stent. The Company's initial products are marketed for use in patients with acute coronary syndromes, notably acute myocardial infarction (heart attack) and saphenous vein graft coronary interventions (bypass surgery). The Company markets its products through distributors in international markets, mainly in Europe and Latin America.

In addition, the Company operates in Germany through its wholly-owned subsidiary, InspireMD GmbH, a German limited liability company incorporated in November 2007, where the Company subcontracts the manufacturing of its stents.

The Company has had recurring losses and negative cash flows from operating activities and has significant future commitments. For the six months ended June 30, 2012, the Company had losses of approximately $7.1 million and negative cash flows from operating activities of approximately $4.4 million. The Company's management believes that its working capital as of June 30, 2012 of approximately $10.8 million should enable it to continue funding the negative cash flows from operating activities until October 2013, when its 2012 Convertible Debentures (defined and described in Note 6a) are subject to a noncontingent redemption option that could require the Company to make a payment of $13.3 million, including accrued interest. Since the Company expects to continue incurring negative cash flows from operations and in light of the cash requirement in connection with the 2012 Convertible Debentures, there is substantial doubt about the Company's ability to continue operating as a going concern. These financial statements include no adjustments of the values of assets and liabilities and the classification thereof, if any, that will apply if the Company is unable to continue operating as a going concern.

The Company will need to raise further capital at some future point in time, through the sale of additional equity securities or debt. The Company's future capital requirements and the adequacy of the Company's available funds will depend on many factors, including the Company's ability to successfully commercialize the Company's MGuardTM products, development of future products, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement the Company's product offerings. However, the Company may be unable to raise sufficient additional capital when the Company will need it or with favorable terms. The terms of any securities issued by the Company in future financing may be more favorable to new investors, and may include preferences, superior voting rights and the issuance of warrants or other derivative securities, which may have a further dilutive effect on the holders of any of the Company's securities then outstanding. If the Company is unable to obtain adequate funds on reasonable terms, the Company will need to curtail operations significantly, including possibly postponing or halting the Company's United States of America ("U.S.") Food and Drug Administration clinical trials or entering into financing agreements with unattractive terms.